Empower Short Duration Bond Fund Expense Example - Empower Short Duration Bond Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	159
Expense Example, with Redemption, 10 Years	364
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	$ 828